Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 327.2	$ 224.8
Equity securities (Note 12)	24.0	13.0
Amounts receivable (Note 7)	46.7	53.4
Inventory (Note 8)	232.8	271.2
Other current assets	17.9	23.6
Total Current Assets	648.6	586.0
Non-Current Assets
Mineral property, plant and equipment (Note 9)	4,618.0	3,360.1
Deferred income taxes (Note 17)	12.2	9.0
Inventory (Note 8)	25.3	0.0
Other non-current assets (Note 10)	32.0	46.1
Total Assets	5,336.1	4,001.2
Current Liabilities
Accounts payable and accrued liabilities (Note 11)	233.0	194.0
Derivative liabilities (Note 12)	9.1	1.0
Deferred revenue (Note 13)	116.6	0.0
Income taxes payable	50.5	40.3
Current portion of lease liabilities (Note 15)	15.2	0.0
Current portion of decommissioning liabilities (Note 16)	6.5	12.6
Total Current Liabilities	430.9	247.9
Non-Current Liabilities
Deferred income taxes (Note 17)	760.6	703.6
Derivative liabilities (Note 12)	140.0	0.0
Debt and financing obligations (Note 14)	250.0	0.0
Lease liabilities (Note 15)	21.4	0.0
Decommissioning liabilities (Note 16)	145.1	124.2
Other non-current liabilities	3.9	2.0
Total Liabilities	1,751.9	1,077.7
EQUITY
Share capital (Note 18)	4,138.5	3,738.6
Contributed surplus	89.3	88.6
Accumulated other comprehensive loss	(37.4)	(26.9)
Deficit	(606.2)	(876.8)
Total Equity	3,584.2	2,923.5
Total Liabilities and Equity	$ 5,336.1	$ 4,001.2